Quarterly Report
July 31, 2020
MFS®  Emerging Markets Debt Local Currency Fund

Portfolio of Investments
7/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 94.5%
Brazil – 4.6%
Federative Republic of Brazil, 0%, 10/01/2020	BRL	20,902,000	$3,993,830
Federative Republic of Brazil, Inflation Linked Bond, 6%, 8/15/2024		19,361,666	4,381,989
Federative Republic of Brazil, Inflation Linked Bond, 6%, 5/15/2025		28,107,138	6,442,414
Rede D'Or Finance S.à r.l., 4.5%, 1/22/2030 (n)		$787,000	705,349
Rumo Luxembourg S.à r.l., 5.25%, 1/10/2028 (n)		869,000	902,283
			$16,425,865
Chile – 5.3%
AES Gener S.A., 6.35% to 4/7/2025, FLR (CMT - 5yr. + 4.917%) to 4/7/2030, FLR (CMT - 5yr. + 5.167%) to 4/7/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)		$1,302,000	$1,277,197
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)		656,000	699,624
Inversiones CMPC S.A., 3.85%, 1/13/2030 (n)		1,382,000	1,446,443
Republic of Chile, 4.7%, 9/01/2030	CLP	7,740,000,000	12,288,832
Republic of Chile, 5%, 3/01/2035		780,000,000	1,294,114
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028 (n)		$842,000	894,625
VTR Finance N.V., 6.375%, 7/15/2028 (n)		860,000	916,347
			$18,817,182
China – 4.9%
China Development Bank, 3.23%, 1/10/2025	CNY	23,230,000	$3,321,795
China Development Bank, 3.45%, 9/20/2029		77,730,000	10,959,379
Prosus N.V., 3.68%, 1/21/2030 (n)		$437,000	468,192
Prosus N.V., 3.68%, 1/21/2030		674,000	722,108
Prosus N.V., 4.027%, 8/03/2050 (n)		684,000	712,229
Weibo Corp., 3.375%, 7/08/2030		968,000	1,010,639
			$17,194,342
Colombia – 7.6%
Empresas Publicas de Medellin, 8.375%, 11/08/2027 (n)	COP	4,009,000,000	$1,111,865
Empresas Publicas de Medellin E.S.P., 4.375%, 2/15/2031 (n)		$690,000	705,525
Grupo Aval Ltd., 4.375%, 2/04/2030 (n)		957,000	917,285
Millicom International Cellular S.A., 6.625%, 10/15/2026		640,000	697,600
Republic of Colombia, 5.75%, 11/03/2027	COP	45,138,000,000	12,555,277
Republic of Colombia, 7.25%, 10/18/2034		5,795,700,000	1,642,274
Republic of Colombia, “B”, 6%, 4/28/2028		6,966,800,000	1,953,811
Republic of Colombia, Inflation Linked Bond, 3.5%, 5/07/2025		26,105,000,355	7,503,177
			$27,086,814
Cote d'Ivoire – 0.6%
Republic of Cote d'Ivoire, 5.25%, 3/22/2030 (n)	EUR	767,000	$833,739
Republic of Cote d'Ivoire, 6.875%, 10/17/2040 (n)		1,009,000	1,102,727
			$1,936,466
Czech Republic – 1.7%
Czech Republic, 2%, 10/13/2033	CZK	119,650,000	$6,038,712
Egypt – 0.5%
Arab Republic of Egypt, 7.6%, 3/01/2029 (n)		$650,000	$662,528
Arab Republic of Egypt, 7.625%, 5/29/2032 (n)		1,137,000	1,111,645
			$1,774,173
Guatemala – 0.5%
Republic of Guatemala, 5.375%, 4/24/2032 (n)		$1,044,000	$1,195,380
Republic of Guatemala, 6.125%, 6/01/2050 (n)		316,000	384,888
			$1,580,268

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Hungary – 3.7%
Republic of Hungary, 5.5%, 6/24/2025	HUF	2,018,340,000	$8,313,804
Republic of Hungary, 3.25%, 10/22/2031		1,121,720,000	4,245,337
Republic of Hungary, 7.625%, 3/29/2041		$404,000	705,098
			$13,264,239
India – 0.7%
Delhi International Airport Ltd., 6.45%, 6/04/2029 (n)		$1,263,000	$1,240,266
ReNew Power Private Ltd., 5.875%, 3/05/2027 (n)		773,000	771,749
Shriram Transport Finance Co. Ltd., 5.1%, 7/16/2023 (n)		326,000	303,630
			$2,315,645
Indonesia – 9.6%
PT Indonesia Asahan Aluminium (Persero), 5.45%, 5/15/2030 (n)		$1,216,000	$1,436,650
PT Indonesia Asahan Aluminium (Persero), 5.8%, 5/15/2050 (n)		287,000	353,172
Republic of Indonesia, 6.5%, 6/15/2025	IDR	24,691,000,000	1,730,569
Republic of Indonesia, 7%, 5/15/2027		97,788,000,000	6,837,123
Republic of Indonesia, 9%, 3/15/2029		35,368,000,000	2,733,995
Republic of Indonesia, 7%, 9/15/2030		85,862,000,000	5,957,411
Republic of Indonesia, 8.75%, 5/15/2031		24,267,000,000	1,853,600
Republic of Indonesia, 7.5%, 8/15/2032		54,135,000,000	3,762,382
Republic of Indonesia, 7.5%, 5/15/2038		102,193,000,000	7,039,418
Republic of Indonesia, 8.375%, 4/15/2039		28,889,000,000	2,155,594
			$33,859,914
Jordan – 0.4%
Hashemite Kingdom of Jordan, 5.85%, 7/07/2030 (n)		$1,422,000	$1,421,703
Kazakhstan – 0.4%
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)		$1,538,000	$1,559,550
Malaysia – 6.6%
Government of Malaysia, 3.882%, 3/10/2022	MYR	21,374,000	$5,204,509
Government of Malaysia, 3.955%, 9/15/2025		20,083,000	5,153,421
Government of Malaysia, 4.232%, 6/30/2031		37,880,000	10,169,313
PETRONAS Capital Ltd. (Federation of Malaysia), 3.5%, 4/21/2030 (n)		$1,124,000	1,275,749
PETRONAS Capital Ltd. (Federation of Malaysia), 4.55%, 4/21/2050 (n)		1,159,000	1,587,187
			$23,390,179
Mexico – 8.3%
CEMEX S.A.B. de C.V., 7.375%, 6/05/2027 (n)		$690,000	$735,616
Petroleos Mexicanos, 7.47%, 11/12/2026	MXN	10,559,900	376,038
Petroleos Mexicanos, 6.95%, 1/28/2060 (n)		$1,394,000	1,151,792
Petroleos Mexicanos, 6.95%, 1/28/2060		607,000	501,534
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028 (n)	MXN	13,846,200	668,248
United Mexican States, 10%, 12/05/2024		37,630,000	2,025,629
United Mexican States, 5.75%, 3/05/2026		125,250,000	5,781,142
United Mexican States, 4%, 11/30/2028		68,790,404	3,517,815
United Mexican States, 8.5%, 5/31/2029		199,910,000	10,721,123
United Mexican States, 8%, 11/07/2047		37,700,000	1,928,705
United Mexican States, Inflation Linked Bond, 4.5%, 12/04/2025		36,012,554	1,848,396
			$29,256,038
Nigeria – 0.0%
Afren PLC, 10.25%, 4/08/2019 (a)(d)		$693,819	$6,050

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Paraguay – 0.6%
Republic of Paraguay, 4.7%, 3/27/2027		$607,000	$695,015
Republic of Paraguay, 4.95%, 4/28/2031 (n)		1,211,000	1,410,815
			$2,105,830
Peru – 3.3%
Banco de Credito del Peru, 4.85%, 10/30/2020 (n)	PEN	913,000	$259,381
Banco de Credito del Peru, 4.65%, 9/17/2024 (n)		10,403,000	3,054,078
Camposol S.A., 6%, 2/03/2027 (n)		$693,000	683,298
Peru LNG, 5.375%, 3/22/2030		1,360,000	1,048,900
Republic of Peru, 6.9%, 8/12/2037	PEN	11,311,000	3,963,516
Republic of Peru, 5.35%, 8/12/2040		9,459,000	2,780,363
			$11,789,536
Poland – 4.6%
Government of Poland, 2.5%, 7/25/2026	PLN	22,524,000	$6,585,879
Government of Poland, 2.75%, 4/25/2028		5,940,000	1,776,555
Government of Poland, 5.75%, 4/25/2029		21,648,000	8,015,081
			$16,377,515
Romania – 2.8%
Republic of Romania, 4.75%, 2/24/2025	RON	20,395,000	$5,173,200
Republic of Romania, 5.8%, 7/26/2027		6,870,000	1,875,442
Republic of Romania, 3.624%, 5/26/2030 (n)	EUR	562,000	731,853
Republic of Romania, 3%, 2/14/2031 (n)		$890,000	905,575
Republic of Romania, 2%, 1/28/2032 (n)	EUR	1,009,000	1,133,581
			$9,819,651
Russia – 6.6%
Russian Federation, 2.5%, 2/02/2028	RUB	61,471,505	$826,163
Russian Federation, 7.7%, 3/23/2033		512,911,000	7,906,100
Russian Federation, 7.25%, 5/10/2034		976,870,000	14,592,637
			$23,324,900
Saudi Arabia – 0.2%
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027		$860,000	$685,988
Serbia – 0.3%
Republic of Serbia, 1.5%, 6/26/2029	EUR	1,027,000	$1,155,316
South Africa – 11.5%
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		$1,230,000	$1,172,067
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.85%, 4/02/2026	ZAR	36,000,000	2,033,132
Republic of South Africa, 10.5%, 12/21/2026		242,969,000	16,260,711
Republic of South Africa, 8%, 1/31/2030		208,581,000	11,264,160
Republic of South Africa, 7%, 2/28/2031		180,328,000	8,675,788
Transnet SOC Ltd. (Republic of South Africa), 9.5%, 5/13/2021		22,700,000	1,351,741
			$40,757,599
Sri Lanka – 0.5%
Republic of Sri Lanka, 6.75%, 4/18/2028		$1,400,000	$1,022,000
Republic of Sri Lanka, 7.85%, 3/14/2029 (n)		1,172,000	879,000
			$1,901,000
Supranational – 0.4%
West African Development Bank, 4.7%, 10/22/2031 (n)		$1,364,000	$1,384,460

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Thailand – 5.3%
Kingdom of Thailand, 3.775%, 6/25/2032	THB	422,220,000	$17,015,051
Thaioil Treasury Center Co. Ltd., 3.75%, 6/18/2050 (n)		$1,616,000	1,674,351
			$18,689,402
Ukraine – 0.4%
Government of Ukraine, 7.253%, 3/15/2033 (n)		$1,556,000	$1,515,166
United States – 0.4%
JBS Investments II GmbH, 5.75%, 1/15/2028		$1,433,000	$1,521,559
Uruguay – 1.9%
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	232,785,000	$5,360,434
Oriental Republic of Uruguay, 3.875%, 7/02/2040		53,107,000	1,366,511
			$6,726,945
Vietnam – 0.3%
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)		$1,079,000	$1,082,379
Total Bonds			$334,764,386
Common Stocks – 0.0%
Canada – 0.0%
Frontera Energy Corp.		16,374	$34,376
Investment Companies (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 0.15% (v)		7,778,965	$7,779,743

Other Assets, Less Liabilities – 3.3%			11,794,233
Net Assets – 100.0%			$354,372,738
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,779,743 and $334,798,762, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $43,267,120, representing 12.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
BZDIOVRA	Brazil Interbank Deposit Rate
CMT	Constant Maturity Treasury
COLIBOR	Columbia Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
KLIBOR	Kuala Lumpur Interbank Offered Rate
THBFIX	Thai Baht Floating Rate Fixed
TIIE	Interbank Equilibrium Interest Rate
WIBOR	Warsaw Interbank Offered Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)

Portfolio of Investments (unaudited) – continued
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 7/31/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	2,722,000	USD	1,895,968	Merrill Lynch International	10/16/2020	$49,246
BRL	9,226,000	USD	1,697,782	Citibank N.A.	8/04/2020	70,820
BRL	5,498,000	USD	1,038,109	Goldman Sachs International	8/04/2020	15,845
BRL	69,596,851	USD	12,978,918	JPMorgan Chase Bank N.A.	8/04/2020	362,630
BRL	2,732,000	USD	511,888	Morgan Stanley Capital Services, Inc.	8/04/2020	11,829
CLP	818,052,000	USD	1,078,954	Barclays Bank PLC	9/30/2020	2,141
CNH	18,067,000	USD	2,566,602	State Street Bank Corp.	10/16/2020	6,760
CZK	346,733,098	USD	14,749,640	Citibank N.A.	10/16/2020	818,803
CZK	40,147,000	USD	1,722,383	Morgan Stanley Capital Services, Inc.	10/16/2020	80,232
CZK	8,024,000	USD	352,240	State Street Bank Corp.	10/16/2020	8,041
EUR	1,522,000	USD	1,765,085	Brown Brothers Harriman	10/16/2020	30,527
EUR	5,599,580	USD	6,350,249	Citibank N.A.	10/16/2020	255,973
HUF	1,071,427,000	USD	3,422,754	Citibank N.A.	10/16/2020	240,294
HUF	252,810,594	USD	809,706	State Street Bank Corp.	10/16/2020	54,615
IDR	18,110,438,000	USD	1,229,199	Barclays Bank PLC	9/03/2020	7,624
IDR	8,231,301,363	USD	559,420	JPMorgan Chase Bank N.A.	9/03/2020	2,723
JPY	543,221,000	USD	5,072,199	State Street Bank Corp.	10/16/2020	64,172
KRW	1,000	USD	1	Barclays Bank PLC	9/14/2020	0
MXN	234,905,069	USD	10,222,286	JPMorgan Chase Bank N.A.	10/16/2020	236,059
MYR	14,637,737	USD	3,404,679	Barclays Bank PLC	9/03/2020	43,248
PEN	2,745,931	USD	773,502	JPMorgan Chase Bank N.A.	9/08/2020	3,130
PHP	110,450,590	USD	2,209,012	JPMorgan Chase Bank N.A.	8/05/2020	38,366
PLN	48,376,636	USD	12,244,940	Merrill Lynch International	10/16/2020	678,259
PLN	3,878,000	USD	1,024,946	Morgan Stanley Capital Services, Inc.	10/16/2020	11,012
PLN	488,000	USD	129,741	State Street Bank Corp.	10/16/2020	622
RON	15,255,782	USD	3,556,934	JPMorgan Chase Bank N.A.	10/16/2020	145,055
THB	406,841,617	USD	12,824,613	JPMorgan Chase Bank N.A.	9/21/2020	182,771
USD	16,780,704	BRL	87,091,851	Barclays Bank PLC	8/04/2020	85,407
USD	886,452	BRL	4,560,000	BNP Paribas S.A.	8/04/2020	12,311
USD	5,031,974	BRL	26,114,000	Citibank N.A.	8/04/2020	25,983
USD	3,603,291	BRL	18,749,000	Goldman Sachs International	8/04/2020	9,152
USD	13,375,522	BRL	69,596,851	JPMorgan Chase Bank N.A.	8/04/2020	33,974
USD	525,051	BRL	2,732,000	Morgan Stanley Capital Services, Inc.	8/04/2020	1,334

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	6,077,907	COP	22,183,751,680	Citibank N.A.	9/09/2020	$151,715
USD	341,623	COP	1,243,734,000	Goldman Sachs International	9/09/2020	9,371
USD	530,028	CZK	11,783,000	Merrill Lynch International	10/16/2020	967
USD	506,336	IDR	7,388,357,000	Barclays Bank PLC	9/03/2020	1,761
USD	1,294,362	MXN	28,967,000	Goldman Sachs International	10/16/2020	4,705
USD	4,606,001	PEN	16,273,000	Citibank N.A.	9/08/2020	3,509
USD	1,412,375	PLN	5,278,000	HSBC Bank	10/16/2020	2,425
USD	924,721	RUB	66,080,000	Goldman Sachs International	8/07/2020	34,684
USD	337,407	TRY	2,471,000	HSBC Bank	10/16/2020	198
USD	866,749	ZAR	14,873,000	Brown Brothers Harriman	10/16/2020	3,417
USD	15,353,822	ZAR	259,720,624	HSBC Bank	10/16/2020	277,833
						$4,079,543
Liability Derivatives
BRL	87,091,851	USD	16,737,811	Barclays Bank PLC	8/04/2020	$(42,514)
BRL	87,091,851	USD	16,748,755	Barclays Bank PLC	10/02/2020	(89,129)
BRL	4,560,000	USD	876,367	BNP Paribas S.A.	8/04/2020	(2,226)
BRL	30,784,000	USD	5,978,346	Citibank N.A.	8/04/2020	(77,128)
BRL	17,923,000	USD	3,486,959	Goldman Sachs International	8/04/2020	(51,163)
CNH	3,723,000	USD	530,897	State Street Bank Corp.	10/16/2020	(614)
PLN	5,377,116	USD	1,438,834	HSBC Bank	10/16/2020	(2,406)
RUB	316,362,444	USD	4,420,260	JPMorgan Chase Bank N.A.	8/07/2020	(159,150)
THB	21,000,000	USD	672,430	JPMorgan Chase Bank N.A.	9/21/2020	(1,026)
TRY	47,729,313	USD	6,701,126	Citibank N.A.	10/16/2020	(187,662)
ZAR	5,754,000	USD	341,448	Morgan Stanley Capital Services, Inc.	10/16/2020	(7,446)
USD	7,029,447	AUD	10,076,000	State Street Bank Corp.	10/16/2020	(171,132)
USD	2,548,543	BRL	13,896,000	Citibank N.A.	8/04/2020	(115,287)
USD	860,564	BRL	4,672,000	Goldman Sachs International	8/04/2020	(35,047)
USD	4,870,674	CLP	3,742,138,481	Barclays Bank PLC	9/30/2020	(74,741)
USD	112,471	EUR	96,547	Brown Brothers Harriman	10/16/2020	(1,432)
USD	3,345,149	EUR	2,884,000	Credit Suisse Group	10/16/2020	(57,310)
USD	3,015,374	MXN	68,169,345	State Street Bank Corp.	10/16/2020	(19,632)
USD	3,430,911	MYR	14,662,000	Barclays Bank PLC	9/03/2020	(22,731)
USD	1,575,954	PHP	79,302,000	JPMorgan Chase Bank N.A.	8/05/2020	(37,632)
						$(1,155,408)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	16	$3,345,757	September – 2020	$(76,285)
U.S. Treasury Ultra Note 10 yr	Short	USD	74	11,784,500	September – 2020	(191,177)
						$(267,462)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
1/02/24	BRL	39,154,000	centrally cleared	5.66%/At Maturity	3.65% FLR (Daily BZDIOVRA)/Daily	$309,183	$—	$309,183
3/28/25	MXN	36,098,000	centrally cleared	6.24%/28 Days	5.2075% FLR (28 day TIIE)/28 days	100,533	—	100,533
4/09/25	MXN	144,884,000	centrally cleared	6.27%/28 Days	5.2505% FLR (28 day TIIE)/28 days	416,362	—	416,362
4/11/25	MXN	73,866,000	centrally cleared	5.98%/28 Days	5.243% FLR (28 day TIIE)/28 days	170,025	—	170,025
4/17/25	MXN	112,395,000	centrally cleared	5.47%/28 Days	5.2305% FLR (28 day TIIE)/28 days	145,839	—	145,839
						$1,141,942	$—	$1,141,942
Liability Derivatives
Interest Rate Swaps
6/18/30	PLN	6,620,000	centrally cleared	0.29% FLR (6-month WIBOR)/Semi-annually	0.8975%/Annually	$(14,107)	$—	$(14,107)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
4/16/25	COP	23,769,135,000	JPMorgan Chase Bank N.A.	4.31%/Quarterly	2.223% FLR (3 month COLIBOR)/Quarterly	$400,017	$—	$400,017
3/30/25	MYR	26,323,000	JPMorgan Chase Bank N.A.	2.45%/Quarterly	2.28% FLR (3 month KLIBOR)/Quarterly	121,916	—	121,916
4/03/25	MYR	38,751,000	JPMorgan Chase Bank N.A.	2.375%/Quarterly	2.28% FLR (3 month KLIBOR)/Quarterly	147,466	—	147,466
4/06/25	MYR	12,898,000	JPMorgan Chase Bank N.A.	2.37%/Quarterly	2.28% FLR (3 month KLIBOR)/Quarterly	48,277	—	48,277
5/02/29	THB	100,491,000	JPMorgan Chase Bank N.A.	2.175%/Semi-annually	0.77% FLR (6 month THBFIX)/Semi-annually	340,788	—	340,788
5/07/29	THB	102,901,000	JPMorgan Chase Bank N.A.	2.16%/Semi-annually	0.7416% FLR (6 month THBFIX)/Semi-annually	346,554	—	346,554
7/17/29	THB	100,000,000	JPMorgan Chase Bank N.A.	1.725%/Semi-annually	1.1209% FLR (6 month THBFIX)/Semi-annually	212,533	—	212,533
8/08/29	THB	104,143,000	JPMorgan Chase Bank N.A.	1.37%/Semi-annually	0.9289% FLR (6 month THBFIX)/Semi-annually	115,999	—	115,999

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives − continued
Interest Rate Swaps − continued
2/12/30	THB	35,000,000	JPMorgan Chase Bank N.A.	1.07%/Semi-annually	0.8886% FLR (6 month THBFIX)/Semi-annually	$7,363	$—	$7,363
						$1,740,913	$—	$1,740,913
At July 31, 2020, the fund had cash collateral of $2,230,052 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of July 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$34,376	$—	$—	$34,376
Non - U.S. Sovereign Debt	—	308,099,422	—	308,099,422
U.S. Corporate Bonds	—	1,521,559	—	1,521,559
Foreign Bonds	—	25,143,405	—	25,143,405
Mutual Funds	7,779,743	—	—	7,779,743
Total	$7,814,119	$334,764,386	$—	$342,578,505
Other Financial Instruments
Futures Contracts – Liabilities	$(267,462)	$—	$—	$(267,462)
Forward Foreign Currency Exchange Contracts – Assets	—	4,079,543	—	4,079,543
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,155,408)	—	(1,155,408)
Swap Agreements – Assets	—	2,882,855	—	2,882,855
Swap Agreements – Liabilities	—	(14,107)	—	(14,107)

Supplemental Information (unaudited) – continued
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$35,706,059	$143,260,905	$171,178,148	$(4,880)	$(4,193)	$7,779,743
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$197,776	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2020, are as follows:
Mexico	13.3%
Malaysia	12.0%
South Africa	11.7%
Colombia	9.8%
Indonesia	9.8%
Thailand	9.6%
Russia	6.7%
Brazil	6.5%
United States	(11.7)%
Other Countries	32.3%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.